Other Assets (Details) - USD ($) $ in Millions	1 Months Ended	12 Months Ended
	May 30, 2020	Dec. 31, 2022	Oct. 31, 2020
Disclosure of Other Assets Text Block (Abstract)
Financing proposal amount	$ 2,200
Disbursement of financing amount			$ 1,150
Disbursement percentage			50.00%
Capital convertible bonds debt amount		$ 8,190